Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [Table Text Block]
		December 31, 2023	December 31, 2022
	Fair Value Hierarchy	Fair value $	Fair value $
Financial assets
Fair value through profit and loss ("FVTPL")
Cash	Level 1	47,098	24,950
Marketable securities	Level 2	1,785,510	1,819,800
Financial liabilities
Other financial liabilities
Convertible debenture derivative	Level 3	1,027,427	-

Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments [Table Text Block]
	Less than 1 year	Over 1 year	Total
Accounts payable and accrued liabilities	$3,822,969	$-	$3,822,969
Loan payables and promissory notes	781,322	-	781,322
Joint venture settlement obligation	698,950	3,298,141	3,997,091
Convertible debenture	-	3,483,890	3,483,890
Convertible debenture derivative	-	1,027,427	1,027,427
Total	$5,303,241	$7,809,458	$13,112,699

Disclosure of company's financial assets and liabilities [Table Text Block]
	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$14,936	$32,162	$47,098
Other receivables	3,476	-	3,476
Related company loan receivable	206,947	-	206,947
Marketable securities	-	1,785,510	1,785,510
	225,359	1,817,672	2,043,031
Financial liabilities
Accounts payable and accrued liabilities	$(285,915)	$(3,537,054)	$(3,822,969)
Loan payable	(30,000)	(751,322)	(781,322)
Joint venture settlement obligation	(3,997,091)	-	(3,997,091)
Convertible debenture	(785,129)	(2,698,761)	(3,483,890)
Convertible debenture derivative	-	(1,027,427)	(1,027,427)
Net financial liabilities	$(4,872,776)	$(6,196,892)	$(11,069,668)
	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$23,983	$967	$24,950
Other receivables	8,780	-	8,780
Related company loan receivable	644,990	-	644,990
Marketable securities	-	1,819,800	1,819,800
	677,753	1,820,767	2,498,520
Financial liabilities
Accounts payable and accrued liabilities	$(253,651)	$(4,602,096)	$(4,855,747)
Loan payable	-	(718,238)	(718,238)
Net financial liabilities	$424,102	$(3,499,567)	$(3,075,465)